Intangible assets - Balances (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Total intangible assets
Total intangible assets, including goodwill	$ 10,465	$ 10,746
Computer software
Total intangible assets
Intangible assets	2,414	2,675	$ 2,797
Computer software | Gross amount
Total intangible assets
Intangible assets	8,705	8,856
Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(6,291)	(6,181)
Brand names
Total intangible assets
Intangible assets	638	638
Consumer | Brand names
Total intangible assets
Intangible assets	350	350
Business & Wealth | Brand names
Total intangible assets
Intangible assets	288	288
Parent Entity
Total intangible assets
Total intangible assets, including goodwill	8,918	9,131
Parent Entity | Computer software
Total intangible assets
Intangible assets	2,029	2,242	$ 2,371
Parent Entity | Computer software | Gross amount
Total intangible assets
Intangible assets	7,303	7,493
Parent Entity | Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(5,274)	(5,251)
Parent Entity | Brand names
Total intangible assets
Intangible assets	636	636
Parent Entity | Consumer | Brand names
Total intangible assets
Intangible assets	350	350
Parent Entity | Business & Wealth | Brand names
Total intangible assets
Intangible assets	$ 286	$ 286